Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	9 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	At December 31,	At March 31,
	2012	2012
Assets:
Cash	$4,098,035	$5,471,308
Investment Securities, Available For Sale	75,225	75,750
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	89,532,985	86,405,275
Accounts Receivable And Other Assets	13,766	69,787
Total Assets	$93,875,011	$92,177,120
Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$44,827	$167,534
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	82,591,184	80,770,586
Total Liabilities And Shareholders’ Equity	$93,875,011	$92,177,120

Condensed Statements of Income Data
Condensed Statements of Income Data

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Income:
Equity In Earnings Of Security Federal Bank	$2,229,630	$2,095,707	$2,029,275
Interest Income	22,941	78,667	91,806
Miscellaneous Income	—	34,338	24,803
Total Income	2,252,571	2,208,712	2,145,884
Expenses:
Interest Expense	449,049	653,727	720,081
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	—	(50,000)	(196,000)
Other Expenses	16,814	24,329	37,757
Total Expenses	465,863	628,056	561,838
Income Before Income Taxes	1,786,708	1,580,656	1,584,046
Income Tax Benefit	(168,241)	(214,719)	(258,867)
Net Income	1,954,949	1,795,375	1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Accretion of Preferred Stock to Redemption Value	—	—	18,816
Net Income Available to Common Shareholders	$1,624,949	$1,355,375	$1,157,644

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Operating Activities:
Net Income	$1,954,949	$1,795,375	$1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(2,095,707)	(2,029,275)
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	—	(50,000)	(196,000)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(32,154)	214
Decrease In Accounts Payable	(122,707)	(5,633)	(1,236)
Net Cash Used In Operating Activities	(336,713)	(354,996)	(348,960)
Investing Activities:
Decrease (Increase) In Loans Receivable	—	1,786,294	(1,786,294)
Additional Investment in Security Federal Bank	—	—	(4,000,000)
Net Cash Provided By (Used In) Investing Activities	—	1,786,294	(5,786,294)
Financing Activities:
Proceeds From Issuance Of Common Stock	—	—	4,829,060
Proceeds From Issuance Of Preferred Stock	—	—	22,000,000
Redemption Of Preferred Stock	—	—	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Provided By (Used In) Financing Activities	(1,036,560)	(1,382,027)	7,244,654
Net Increase (Decrease) In Cash	(1,373,273)	49,271	1,109,400
Cash At Beginning Of Period	5,471,308	5,422,037	4,312,637
Cash At End Of Period	$4,098,035	$5,471,308	$5,422,037